UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07458

Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Patricia A. Rogers

Tweedy, Browne Company LLC

One Station Place, 5th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2013 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—83.1%

	Brazil—1.5%
18,693,570	Banco Santander (Brasil) SA, ADR	$114,030,777

	Canada—0.9%
750,000	National Bank of Canada	62,392,941

	Chile—0.6%
3,205,425	Antofagasta PLC	43,746,302

	Czech Republic—0.0%(a)
2,800	Philip Morris CR a.s.	1,491,151

	Finland—0.6%
969,520	Kone Oyj, Class B	43,818,905

	France—10.2%
7,719,256	CNP Assurances	158,486,626
2,181,535	Safran SA	151,834,499
1,518,400	SCOR SE	55,581,073
712,949	Teleperformance SA	43,515,510
4,520,000	Total SA	277,346,084
1,256,600	Vallourec SA	68,568,263

		755,332,055

	Germany—9.2%
3,726,000	Axel Springer SE	239,767,679
1,936,000	Henkel AG & Company, KGaA	201,784,490
652,000	Krones AG	56,088,243
42,354	KSB AG	28,071,810
699,000	Muenchener Rueckversicherungs AG	154,253,500

		679,965,722

	Hong Kong—0.4%
5,268,500	Great Eagle Holdings Ltd.	18,040,132
434,500	Jardine Strategic Holdings Ltd.	13,904,000
59,000	Miramar Hotel & Investment	75,255

		32,019,387

	Italy—0.6%
144,268	Buzzi Unicem SpA	2,606,175
4,795,392	SOL SpA(b)	37,499,104

		40,105,279

	Japan—3.0%
1,400,000	Fujitec Company Ltd.	18,208,458
170,500	Fukuda Denshi Company Ltd.	6,967,295
685,400	Hi-Lex Corporation	16,074,506
1,577,500	Honda Motor Company Ltd.	64,988,107
900,000	Kuroda Electric Company Ltd.	13,512,202
73,800	Lintec Corporation	1,367,798
69,100	Mandom Corporation	2,189,268
216,700	Medikit Company Ltd.	6,267,713
61,600	Mitsubishi Tanabe Pharma Corporation	859,194
2,116,000	NGK Spark Plug Company Ltd.	50,129,299
162,780	Nippon Kanzai Company Ltd.	3,047,914
63,900	Sangetsu Company Ltd.	1,594,080
100,400	SEC Carbon Ltd.	315,228
400,000	Shinko Shoji Company Ltd.	3,333,809
375,300	T. Hasegawa Company Ltd.	5,173,966

Shares		Value (Note 1)

	Japan (continued)
978,400	Takata Corporation	$28,065,991
200,000	Tomen Electronics Corporation	2,203,511

		224,298,339

	Mexico—1.0%
1,363,960	Arca Continental SAB de CV	8,503,173
532,995	Coca-Cola Femsa SA de CV, Sponsored ADR (c)	64,902,801

		73,405,974

	Netherlands—9.7%
2,093,000	Akzo Nobel NV	162,486,386
3,160,000	Heineken Holding NV	200,232,321
6,051,190	Royal Dutch Shell PLC, Class A	216,000,767
537,802	Telegraaf Media Groep NV, CVA	6,751,056
8,669,445	TNT Express NV	80,611,551
1,368,000	Unilever NV, CVA	55,184,093

		721,266,174

	Norway—1.2%
24,550	Ekornes ASA	332,831
1,277,000	Schibsted ASA	84,447,844

		84,780,675

	Singapore—2.5%
8,328,851	DBS Group Holdings Ltd.	112,801,641
4,428,800	United Overseas Bank Ltd.	74,503,178

		187,304,819

	South Korea—0.3%
150,900	Daegu Department Store Company Ltd.	2,831,118
141,713	Samchully Company Ltd.	17,053,632
9,442	Samyang Genex Company Ltd.	849,946
4,489	Samyang Holdings Corporation	317,316

		21,052,012

	Spain—1.4%
8,886,000	Mediaset España Comunicacion SA(d)	102,718,203

	Sweden—0.0%(a)
63,360	Cloetta AB, B Shares(d)	191,384

	Switzerland—16.2%
2,272,160	ABB Ltd.	59,987,988
388,000	CIE Financiere Richemont AG	38,741,103
218,165	Coltene Holding AG(b)	11,247,389
293,000	Daetwyler Holding AG, Bearer	40,819,362
10,000	Loeb Holding AG	2,181,368
2,781,120	Nestle SA, Registered	204,202,098
80	Neue Zuercher Zeitung(d)(e)	490,246
3,002,000	Novartis AG, Registered	240,335,526
53,473	Phoenix Mecano AG(b)	32,768,634
185,918	PubliGroupe SA, Registered(b)	18,668,103
984,000	Roche Holding AG	275,721,370
248,117	Siegfried Holding AG(b)	45,084,283
432,618	Tamedia AG	52,487,190
608,700	Zurich Insurance Group AG	176,925,788

		1,199,660,448

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2013 (Unaudited)

Shares		Value (Note 1)

	Thailand—0.7%
9,089,500	Bangkok Bank Public Company Ltd., NVDR	$49,237,097

	United Kingdom—12.8%
1,000,000	AGA Rangemaster Group PLC(d)	2,799,079
1,782,000	BBA Aviation PLC	9,462,366
1,325,000	British American Tobacco PLC	71,059,351
5,464,262	Daily Mail & General Trust PLC, Class A	86,927,542
5,634,635	Diageo PLC, Sponsored ADR	186,648,411
34,192,305	G4S PLC	148,657,286
2,047,086	GlaxoSmithKline PLC	54,638,015
2,907,308	Hays PLC	6,250,205
1,397,625	Headlam Group PLC	9,386,637
9,841,657	HSBC Holdings PLC	107,973,471
1,074,944	Imperial Tobacco Group PLC	41,625,442
370,900	Pearson PLC	8,237,855
3,346,355	Provident Financial PLC	90,009,127
4,891,800	TT Electronics PLC	15,961,123
2,700,000	Unilever PLC	110,992,608

		950,628,518

	United States—10.3%
75,700	American National Insurance Company	8,670,678
1,094,821	Baxter International, Inc.	76,144,801
436	Berkshire Hathaway Inc., Class A(d)	77,564,400
301	Berkshire Hathaway Inc., Class B(d)	35,687
1,388,300	Cisco Systems, Inc.	31,167,335
587,000	ConocoPhillips	41,471,550
1,258,435	Devon Energy Corporation	77,859,373
76,000	Google Inc., Class A(d)	85,173,960
1,852,170	Halliburton Company	93,997,628
865,835	Johnson & Johnson	79,301,828
1,373,501	Joy Global, Inc.	80,336,073
132,900	National Oilwell Varco, Inc.	10,569,537
918,700	Philip Morris International, Inc.	80,046,331
293,500	Phillips 66	22,637,655

		764,976,836

	TOTAL COMMON STOCKS (Cost $3,459,241,837)	6,152,422,998

Shares		Value (Note 1)

	PREFERRED STOCKS—0.2%

	Croatia—0.1%
166,388	Adris Grupa d.d.	$8,339,571

	Germany—0.1%
314,700	Villeroy & Boch AG	4,583,557

	TOTAL PREFERRED STOCKS (Cost $12,253,786)	12,923,128

	REGISTERED INVESTMENT COMPANY—15.1%
1,118,800,343	Dreyfus Government Prime Cash Management (Cost $1,118,800,343)	1,118,800,343

Face Value

	U.S. TREASURY BILL—1.7%
$ 125,000,000	0.076%(f) due 5/1/14(c) (Cost $124,968,542)	124,978,250

TOTAL INVESTMENTS (Cost $4,715,264,508)	100.1%	7,409,124,719
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.6)	(48,050,301)
OTHER ASSETS AND LIABILITIES (Net)	0.5	43,625,705

NET ASSETS	100.0%	$7,404,700,123

(a)		Amount represents less than 0.1% of net assets.
(b)		“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(c)		This security has been segregated to cover certain open forward contracts. At December 31, 2013, liquid assets totaling $189,881,051 have been segregated to cover such open forward contracts.
(d)		Non-income producing security.
(e)		Fair valued security. This security has been valued at its fair value as determined in good faith by the Investment Adviser under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent less than 0.1% of the net assets of the Fund. See Note 1.
(f)		Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

December 31, 2013 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	10.0%
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Insurance	8.5
Media	8.1
Capital Goods	7.8
Banks	7.0
Beverage	6.2
Food	5.0
Materials	3.4
Household & Personal Products	2.8
Commercial Services & Supplies	2.7
Tobacco	2.6
Automobiles & Components	2.2
Health Care Equipment & Services	1.4
Transportation	1.2
Diversified Financials	1.2
Technology Hardware & Equipment	1.2
Software & Services	1.2
Consumer Durables & Apparel	0.6
Real Estate	0.2
Utilities	0.2
Retailing	0.2

Total Common Stocks	83.1
Preferred Stocks	0.2
Registered Investment Company	15.1
U.S. Treasury Bill	1.7
Unrealized Depreciation on Forward Contracts (Net)	(0.6)
Other Assets and Liabilities (Net)	0.5

Net Assets	100.0%

Portfolio Composition

December 31, 2013 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2013 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/13 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
1,400,000,000	Japanese Yen	BNY	5/19/14	$14,331,194	$13,330,798	$(1,000,396)
140,000,000	Mexican Peso	SSB	2/4/14	10,830,464	10,657,423	(173,041)
110,000,000	Mexican Peso	SSB	2/4/14	8,263,221	8,373,690	110,469

TOTAL				$33,424,879	$32,361,911	$(1,062,968)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
60,000,000	Brazilian Real	SSB	12/2/14	$(23,506,366)	$(23,491,887)	$14,479
70,000,000	Brazilian Real	BNY	1/5/15	(26,954,178)	(27,178,503)	(224,325)
8,000,000	Canadian Dollar	SSB	1/21/14	(8,055,584)	(7,525,425)	530,159
20,000,000	Canadian Dollar	JPM	6/2/14	(19,239,093)	(18,752,997)	486,096
20,000,000	Canadian Dollar	JPM	7/2/14	(18,816,269)	(18,739,126)	77,143
8,000,000	Canadian Dollar	NTC	8/18/14	(7,691,161)	(7,487,342)	203,819
50,000,000	European Union Euro	BNY	1/21/14	(66,947,498)	(68,896,763)	(1,949,265)
100,000,000	European Union Euro	JPM	2/3/14	(134,050,000)	(137,793,089)	(3,743,089)
55,000,000	European Union Euro	JPM	2/18/14	(73,931,548)	(75,785,886)	(1,854,338)
60,000,000	European Union Euro	NTC	2/24/14	(80,190,597)	(82,675,375)	(2,484,778)
80,000,000	European Union Euro	BNY	4/8/14	(102,976,006)	(110,234,806)	(7,258,800)
20,000,000	European Union Euro	NTC	4/15/14	(26,089,001)	(27,558,914)	(1,469,913)
25,000,000	European Union Euro	NTC	7/2/14	(32,818,748)	(34,451,932)	(1,633,184)
90,000,000	European Union Euro	JPM	8/6/14	(119,456,996)	(124,039,521)	(4,582,525)
40,000,000	European Union Euro	BNY	8/13/14	(53,115,997)	(55,129,793)	(2,013,796)
70,000,000	European Union Euro	SSB	10/2/14	(94,723,303)	(96,491,101)	(1,767,798)
85,000,000	European Union Euro	SSB	10/14/14	(115,668,007)	(117,171,836)	(1,503,829)
130,000,000	European Union Euro	SSB	10/27/14	(178,141,589)	(179,210,728)	(1,069,139)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

December 31, 2013 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/13 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
90,000,000	European Union Euro	SSB	10/30/14	$(124,031,247)	$(124,070,043)	$(38,796)
100,000,000	European Union Euro	NTC	10/31/14	(137,965,002)	(137,856,003)	108,999
75,000,000	European Union Euro	NTC	11/6/14	(103,599,374)	(103,393,798)	205,576
50,000,000	European Union Euro	SSB	11/7/14	(68,875,001)	(68,929,398)	(54,397)
80,000,000	European Union Euro	NTC	12/4/14	(108,629,205)	(110,295,658)	(1,666,453)
13,000,000	Great Britain Pound Sterling	NTC	2/18/14	(20,335,767)	(21,524,204)	(1,188,437)
25,000,000	Great Britain Pound Sterling	JPM	2/24/14	(38,661,250)	(41,391,050)	(2,729,800)
30,000,000	Great Britain Pound Sterling	SSB	3/11/14	(45,037,497)	(49,663,380)	(4,625,883)
45,000,000	Great Britain Pound Sterling	NTC	4/8/14	(68,176,796)	(74,477,448)	(6,300,652)
45,000,000	Great Britain Pound Sterling	NTC	4/15/14	(68,608,571)	(74,473,164)	(5,864,593)
25,000,000	Great Britain Pound Sterling	BNY	5/6/14	(38,652,250)	(41,366,840)	(2,714,590)
25,000,000	Great Britain Pound Sterling	BNY	5/7/14	(38,767,498)	(41,366,500)	(2,599,002)
25,000,000	Great Britain Pound Sterling	SSB	8/18/14	(38,716,998)	(41,325,157)	(2,608,159)
30,000,000	Great Britain Pound Sterling	NTC	10/27/14	(48,424,500)	(49,551,159)	(1,126,659)
30,000,000	Great Britain Pound Sterling	JPM	10/31/14	(48,357,300)	(49,548,915)	(1,191,615)
30,000,000	Great Britain Pound Sterling	SSB	12/4/14	(48,665,400)	(49,529,841)	(864,441)
25,000,000	Great Britain Pound Sterling	BNY	12/15/14	(40,677,000)	(41,269,725)	(592,725)
2,400,000,000	Japanese Yen	BNY	5/19/14	(29,809,961)	(22,852,797)	6,957,164
4,500,000,000	Japanese Yen	JPM	6/30/14	(53,078,556)	(42,861,721)	10,216,835
1,850,000,000	Japanese Yen	JPM	8/19/14	(20,030,750)	(17,630,305)	2,400,445
1,455,000,000	Japanese Yen	SSB	11/4/14	(14,959,132)	(13,877,368)	1,081,764
6,000,000,000	Japanese Yen	JPM	2/27/15	(61,811,064)	(57,342,802)	4,468,262
2,500,000,000	Japanese Yen	BNY	3/12/15	(25,137,755)	(23,900,141)	1,237,614
250,000,000	Mexican Peso	SSB	2/4/14	(19,098,548)	(19,031,113)	67,435
500,000,000	Mexican Peso	BNY	2/24/14	(38,102,786)	(38,003,978)	98,808
420,000,000	Mexican Peso	NTC	11/10/14	(31,159,119)	(31,276,514)	(117,395)
155,000,000	Norwegian Krone	SSB	2/24/14	(27,482,270)	(25,496,881)	1,985,389
70,000,000	Norwegian Krone	BNY	5/28/14	(11,797,421)	(11,475,007)	322,414
90,000,000	Norwegian Krone	NTC	10/14/14	(14,869,888)	(14,679,966)	189,922
80,000,000	Norwegian Krone	BNY	11/7/14	(13,421,783)	(13,037,636)	384,147
85,000,000	Norwegian Krone	JPM	12/29/14	(13,609,799)	(13,826,924)	(217,125)
35,000,000	Singapore Dollar	JPM	2/18/14	(28,234,914)	(27,720,691)	514,223
37,000,000	Singapore Dollar	JPM	5/6/14	(29,923,170)	(29,307,878)	615,292
36,000,000	Singapore Dollar	JPM	5/28/14	(28,626,637)	(28,517,164)	109,473
30,000,000	Singapore Dollar	BNY	7/2/14	(23,437,500)	(23,766,311)	(328,811)
15,000,000	Singapore Dollar	SSB	8/6/14	(11,835,720)	(11,884,144)	(48,424)
30,000,000	Singapore Dollar	SSB	12/15/14	(23,928,215)	(23,775,839)	152,376
22,000,000,000	South Korean Won	JPM	10/14/14	(20,140,987)	(20,571,236)	(430,249)
50,000,000	Swiss Franc	NTC	1/21/14	(55,096,419)	(56,230,351)	(1,133,932)
40,000,000	Swiss Franc	BNY	2/18/14	(43,806,812)	(44,993,986)	(1,187,174)
80,000,000	Swiss Franc	NTC	2/24/14	(87,052,090)	(89,992,041)	(2,939,951)
50,000,000	Swiss Franc	NTC	5/28/14	(51,616,100)	(56,294,603)	(4,678,503)
45,000,000	Swiss Franc	BNY	8/6/14	(48,515,951)	(50,705,254)	(2,189,303)
20,000,000	Swiss Franc	JPM	8/18/14	(21,786,967)	(22,539,021)	(752,054)
70,000,000	Swiss Franc	BNY	10/27/14	(77,872,956)	(78,955,620)	(1,082,664)
100,000,000	Swiss Franc	JPM	10/30/14	(112,104,481)	(112,798,018)	(693,537)
100,000,000	Swiss Franc	BNY	10/31/14	(112,563,176)	(112,799,443)	(236,267)
70,000,000	Swiss Franc	SSB	11/6/14	(78,500,858)	(78,965,596)	(464,738)
60,000,000	Swiss Franc	JPM	11/7/14	(67,103,961)	(67,685,651)	(581,690)
35,000,000	Swiss Franc	BNY	12/4/14	(38,695,626)	(39,496,770)	(801,144)
900,000,000	Thailand Baht	BNY	5/20/14	(29,654,036)	(27,218,612)	2,435,424
500,000,000	Thailand Baht	JPM	6/2/14	(16,382,700)	(15,113,000)	1,269,700
375,000,000	Thailand Baht	BNY	8/18/14	(11,781,338)	(11,297,687)	483,651

TOTAL				$(3,661,582,043)	$(3,708,569,376)	$(46,987,333)

Unrealized Depreciation on Forward Contracts (Net)						$(48,050,301)

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2013 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—79.6%

	Australia—0.4%
536,701	Metcash Ltd.	$1,517,297

	Brazil—1.5%
997,900	Banco Santander (Brasil) SA, ADR	6,087,190

	Chile—0.8%
236,175	Antofagasta PLC	3,223,218

	Finland—0.3%
28,894	Kone Oyj, Class B	1,305,908

	France—10.0%
194,310	CNP Assurances	3,989,444
125,921	Safran SA	8,764,082
138,058	SCOR SE	5,053,617
116,167	Teleperformance SA	7,090,362
215,300	Total SA	13,210,755
55,104	Vallourec SA	3,006,832

		41,115,092

	Germany—7.3%
158,568	Axel Springer SE	10,203,833
57,210	Henkel AG & Company, KGaA	5,962,857
26,726	Krones AG	2,299,102
29,038	Muenchener Rueckversicherungs AG	6,408,030
36,984	Siemens AG	5,059,997

		29,933,819

	Hong Kong—0.5%
258,300	Great Eagle Holdings Ltd.	884,458
20,587	Jardine Strategic Holdings Ltd.	658,784
109,796	Miramar Hotel & Investment	140,046
894,000	Oriental Watch Holdings	236,363

		1,919,651

	Italy—2.1%
113,408	Buzzi Unicem SpA	2,048,695
50,853	Davide Campari-Milano SpA	426,041
240,000	Eni SpA	5,784,049
66,455	SOL SpA	519,666

		8,778,451

	Japan—3.1%
48,800	Canon, Inc.	1,546,111
51,200	Honda Motor Company Ltd.	2,109,281
61,700	Lintec Corporation	1,143,538
21,700	Mandom Corporation	687,512
111,400	Mitsubishi Tanabe Pharma Corporation	1,553,802
14,500	Nagase & Company Ltd.	175,758
96,000	NGK Spark Plug Company Ltd.	2,274,297
20,200	Nihon Kagaku Sangyo Company Ltd.	142,604
9,900	Nippon Kanzai Company Ltd.	185,369
23,900	SEC Carbon Ltd.	75,039
40,100	Shinko Shoji Company Ltd.	334,214
9,400	T. Hasegawa Company Ltd.	129,590
79,100	Takata Corporation	2,269,031
7,300	Tomen Electronics Corporation	80,428

		12,706,574

Shares		Value (Note 1)

	Netherlands—8.8%
80,902	Akzo Nobel NV	$6,280,685
58,943	Heineken Holding NV	3,734,903
57,932	Heineken NV	3,917,906
291,803	Royal Dutch Shell PLC, Class A	10,416,079
582,061	TNT Express NV	5,412,208
160,433	Unilever NV, CVA	6,471,747

		36,233,528

	New Zealand—0.2%
328,666	Nuplex Industries Ltd.	919,731

	Norway—0.7%
42,980	Schibsted ASA	2,842,262

	Singapore—3.5%
590,000	DBS Group Holdings Ltd.	7,990,655
950,893	Metro Holdings Ltd.	632,623
329,389	United Overseas Bank Ltd.	5,541,123

		14,164,401

	South Korea—1.0%
22,040	Daegu Department Store Company Ltd.	413,505
17,600	Samchully Company Ltd.	2,117,970
11,744	Samyang Genex Company Ltd.	1,057,166
5,585	Samyang Holdings Corporation	394,789

		3,983,430

	Spain—1.1%
388,765	Mediaset España Comunicacion SA(a)	4,493,950

	Switzerland—13.5%
157,355	ABB Ltd.	4,154,377
17,047	Coltene Holding AG	878,850
142,100	Nestle SA, Registered	10,433,609
129,444	Novartis AG, Registered	10,363,089
4,180	Phoenix Mecano AG	2,561,534
867	PubliGroupe SA, Registered	87,056
56,300	Roche Holding AG	15,775,521
18,059	Schindler Holding AG	2,672,249
2,135	Siegfried Holding AG	387,942
665	Tamedia AG	80,681
26,799	Zurich Insurance Group AG	7,789,443

		55,184,351

	Thailand—0.5%
369,189	Bangkok Bank Public Company Ltd., NVDR	1,999,867

	United Kingdom—15.6%
547,600	BAE Systems PLC	3,945,311
30,700	British American Tobacco PLC	1,646,432
426,833	Daily Mail & General Trust PLC, Class A	6,790,220
259,321	Diageo PLC, Sponsored ADR	8,590,060
2,762,647	G4S PLC	12,011,112
251,327	GlaxoSmithKline PLC	6,708,076
1,149,856	Hays PLC	2,471,990
213,814	Headlam Group PLC	1,436,004
717,322	HSBC Holdings PLC	7,869,787
112,821	Imperial Tobacco Group PLC	4,368,808
167,000	Pearson PLC	3,709,145

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2013 (Unaudited)

Shares		Value (Note 1)

	United Kingdom (continued)
71,595	Provident Financial PLC	$1,925,738
381,943	Tesco PLC	2,115,090
144,469	TT Electronics PLC	471,378

		64,059,151

	United States—8.7%
11,431	Baxter International, Inc.	795,026
29,399	ConocoPhillips	2,077,039
70,900	Halliburton Company	3,598,175
106,257	Johnson & Johnson	9,732,079
122,787	Joy Global, Inc.	7,181,812
5,598	MasterCard, Inc., Class A	4,676,905
50,165	National Oilwell Varco, Inc.	3,989,622
31,061	Philip Morris International, Inc.	2,706,345
14,700	Phillips 66	1,133,811

		35,890,814

	TOTAL COMMON STOCKS (Cost $250,153,414)	326,358,685

Shares		Value (Note 1)

	PREFERRED STOCKS—0.1%

	Germany—0.1%
648	KSB AG (Cost $341,191)	$390,200

	REGISTERED INVESTMENT COMPANY—19.6%
80,409,530	Dreyfus Government Prime Cash Management (Cost $80,409,530)	80,409,530

TOTAL INVESTMENTS (Cost $330,904,135)	99.3%	407,158,415
OTHER ASSETS AND LIABILITIES (Net)	0.7	2,799,941

NET ASSETS	100.0%	$409,958,356

(a)		Non-income producing security.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

December 31, 2013 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.9%
Energy	9.8
Capital Goods	9.6
Banks	7.2
Media	6.9
Insurance	5.7
Commercial Services & Supplies	5.3
Food	4.5
Beverage	4.1
Materials	3.5
Tobacco	2.1
Automobiles & Components	1.6
Household & Personal Products	1.6
Transportation	1.3
Technology Hardware & Equipment	1.2
Software & Services	1.1
Food & Staples Retailing	0.9
Retailing	0.7
Utilities	0.5
Diversified Financials	0.5
Health Care Equipment & Services	0.4
Real Estate	0.2

Total Common Stocks	79.6
Preferred Stocks	0.1
Registered Investment Company	19.6
Other Assets and Liabilities (Net)	0.7

Net Assets	100.0%

Portfolio Composition

December 31, 2013 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

December 31, 2013 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—89.8%

	Brazil—1.7%
1,760,350	Banco Santander (Brasil) SA, ADR	$10,738,135

	France—5.2%
360,300	CNP Assurances	7,397,440
405,215	Total SA	24,863,892

		32,261,332

	Germany—6.0%
164,718	Axel Springer SE	10,599,585
144,220	Henkel AG & Company, KGaA	15,031,694
53,330	Muenchener Rueckversicherungs AG	11,768,726

		37,400,005

	Japan—1.3%
148,100	Canon, Inc.	4,692,193
87,000	Honda Motor Company Ltd.	3,584,130

		8,276,323

	Netherlands—8.6%
72,500	Akzo Nobel NV	5,628,410
297,000	Heineken Holding NV	18,819,304
611,256	Royal Dutch Shell PLC, Class A	21,819,141
183,946	Unilever NV, ADR	7,400,148

		53,667,003

	Singapore—1.5%
539,000	United Overseas Bank Ltd.	9,067,290

	Spain—0.8%
460,000	Mediaset España Comunicacion SA(a)	5,317,395

	Switzerland—13.4%
298,000	Nestle SA, Registered, Sponsored ADR	21,929,820
304,545	Novartis AG, Registered	24,381,407
92,700	Roche Holding AG	25,974,970
38,415	Zurich Insurance Group AG	11,165,770

		83,451,967

	United Kingdom—7.1%
138,000	British American Tobacco PLC	7,400,898
143,583	Diageo PLC, Sponsored ADR	19,013,261
853,500	HSBC Holdings PLC	9,363,805
205,000	Unilever PLC, Sponsored ADR	8,446,000

		44,223,964

	United States—44.2%
94,535	3M Company	13,258,534
75,523	American National Insurance Company	8,650,404
393,000	Bank of New York Mellon Corporation/The	13,731,420
176,890	Baxter International, Inc.	12,302,699
80	Berkshire Hathaway Inc., Class A(a)	14,232,000
30,626	Berkshire Hathaway Inc., Class B(a)	3,631,019

Shares		Value (Note 1)

	United States (continued)
627,475	Cisco Systems, Inc.	$14,086,814
230,068	Comcast Corporation, Special Class A	11,475,792
211,695	ConocoPhillips	14,956,252
286,520	Devon Energy Corporation	17,726,992
129,850	Emerson Electric Company	9,112,873
6,150	Google Inc., Class A(a)	6,892,366
307,865	Halliburton Company	15,624,149
246,189	Johnson & Johnson	22,548,450
132,000	Joy Global, Inc.	7,720,680
213,680	Leucadia National Corporation	6,055,691
18,500	MasterCard, Inc., Class A	15,456,010
36,818	National Western Life Insurance Company, Class A	8,230,664
94,800	Philip Morris International, Inc.	8,259,924
111,997	UniFirst Corporation	11,983,679
40,700	Union Pacific Corporation	6,837,600
163,415	Wal-Mart Stores, Inc.	12,859,126
437,085	Wells Fargo & Company	19,843,659

		275,476,797

	TOTAL COMMON STOCKS (Cost $304,735,990)	559,880,211

	REGISTERED INVESTMENT COMPANY—8.4%
52,120,816	Dreyfus Government Prime Cash Management (Cost $52,120,816)	52,120,816

Face Value

	U.S. TREASURY BILL—2.2%
$14,000,000	0.070%(b) due 06/12/14(c) (Cost $13,995,149)	13,996,710

TOTAL INVESTMENTS (Cost $370,851,955)	100.4%	625,997,737
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.6)	(3,793,495)
OTHER ASSETS AND LIABILITIES (Net)	0.2	1,533,088

NET ASSETS	100.0%	$623,737,330

(a)		Non-income producing security.
(b)		Rate represents annualized yield at date of purchase.
(c)		This security has been segregated to cover certain open forward contracts. At December 31, 2013, liquid assets totaling $13,996,710 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

December 31, 2013 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	15.2%
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Insurance	10.4
Banks	7.8
Beverage	6.1
Food	6.1
Capital Goods	4.8
Media	4.4
Software & Services	3.6
Diversified Financials	3.2
Technology Hardware & Equipment	3.0
Tobacco	2.5
Household & Personal Products	2.4
Food & Staples Retailing	2.1
Health Care Equipment & Services	2.0
Commercial Services & Supplies	1.9
Transportation	1.1
Materials	0.9
Automobiles & Components	0.6

Total Common Stocks	89.8
Registered Investment Company	8.4
U.S. Treasury Bill	2.2
Unrealized Depreciation on Forward Contracts (Net)	(0.6)
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

Portfolio Composition

December 31, 2013 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2013 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/13 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
10,000,000	Mexican Peso	JPM	1/21/14	$804,622	$762,132	$(42,490)
6,000,000	Mexican Peso	JPM	1/21/14	456,825	457,279	454

TOTAL				$1,261,447	$1,219,411	$(42,036)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
12,500,000	Brazilian Real	SSB	12/2/14	$(4,897,159)	$(4,894,143)	$3,016
23,000,000	European Union Euro	NTC	2/24/14	(30,739,729)	(31,692,227)	(952,498)
10,000,000	European Union Euro	BNY	4/8/14	(12,872,001)	(13,779,351)	(907,350)
4,000,000	European Union Euro	NTC	9/22/14	(5,312,000)	(5,513,617)	(201,617)
3,000,000	European Union Euro	SSB	10/27/14	(4,110,960)	(4,135,632)	(24,672)
7,000,000	European Union Euro	SSB	11/7/14	(9,642,500)	(9,650,116)	(7,616)
5,000,000	European Union Euro	NTC	12/4/14	(6,789,325)	(6,893,478)	(104,153)
8,500,000	European Union Euro	BNY	12/15/14	(11,620,690)	(11,719,287)	(98,597)
4,000,000	Great Britain Pound Sterling	BNY	5/6/14	(6,184,360)	(6,618,695)	(434,335)
2,500,000	Great Britain Pound Sterling	NTC	9/22/14	(3,921,250)	(4,130,897)	(209,647)
4,000,000	Great Britain Pound Sterling	NTC	10/27/14	(6,456,600)	(6,606,821)	(150,221)
1,500,000	Great Britain Pound Sterling	SSB	12/4/14	(2,433,270)	(2,476,492)	(43,222)
3,000,000	Great Britain Pound Sterling	BNY	12/15/14	(4,881,240)	(4,952,367)	(71,127)
160,000,000	Japanese Yen	JPM	7/16/14	(1,806,766)	(1,524,231)	282,535
260,000,000	Japanese Yen	JPM	8/19/14	(2,815,132)	(2,477,772)	337,360
16,000,000	Mexican Peso	JPM	1/21/14	(1,218,492)	(1,219,410)	(918)
3,500,000	Singapore Dollar	JPM	10/27/14	(2,830,112)	(2,773,514)	56,598
7,000,000	Singapore Dollar	SSB	12/15/14	(5,583,250)	(5,547,696)	35,554
7,000,000	Swiss Franc	NTC	2/24/14	(7,617,058)	(7,874,304)	(257,246)
3,500,000	Swiss Franc	BNY	4/8/14	(3,709,120)	(3,938,671)	(229,551)
5,000,000	Swiss Franc	NTC	9/22/14	(5,370,973)	(5,637,201)	(266,228)
13,000,000	Swiss Franc	BNY	10/27/14	(14,462,120)	(14,663,186)	(201,066)
8,000,000	Swiss Franc	JPM	11/7/14	(8,947,195)	(9,024,754)	(77,559)
10,000,000	Swiss Franc	BNY	12/4/14	(11,055,893)	(11,284,792)	(228,899)

TOTAL				$(175,277,195)	$(179,028,654)	$(3,751,459)

Unrealized Depreciation on Forward Contracts (Net)						$(3,793,495)

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon	NTC	—	Northern Trust Company
JPM	—	JPMorgan Chase Bank NA	SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

December 31, 2013 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—86.4%

	Australia—0.8%
2,310,000	Metcash Ltd.	$6,530,558

	Brazil—1.3%
1,667,680	Banco Santander (Brasil) SA, ADR	10,172,848

	Canada—0.7%
187,800	Cenovus Energy, Inc.	5,373,289

	France—7.9%
458,685	CNP Assurances	9,417,415
562,000	SCOR SE	20,572,025
493,975	Total SA	30,310,184

		60,299,624

	Germany—9.7%
450,500	Axel Springer SE	28,989,624
107,000	Muenchener Rueckversicherungs AG	23,612,481
160,500	Siemens AG	21,958,944

		74,561,049

	Italy—1.4%
457,200	Eni SpA	11,018,613

	Japan—0.3%
183,000	Mitsubishi Tanabe Pharma Corporation	2,552,476

	Netherlands—8.6%
222,000	Akzo Nobel NV	17,234,581
765,171	Royal Dutch Shell PLC, Class A	27,313,227
529,000	Unilever NV, CVA	21,339,463

		65,887,271

	Singapore—3.8%
887,404	DBS Group Holdings Ltd.	12,018,540
1,037,000	United Overseas Bank Ltd.	17,444,860

		29,463,400

	Switzerland—15.8%
755,525	ABB Ltd.	19,946,846
246,000	Nestle SA, Registered	18,062,405
389,200	Novartis AG, Registered	31,158,756
107,000	Roche Holding AG	29,981,897
76,260	Zurich Insurance Group AG	22,165,863

		121,315,767

	Thailand—0.3%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,092,015

Shares		Value (Note 1)

	United Kingdom—17.9%
1,044,900	BAE Systems PLC	$7,528,223
172,000	British American Tobacco PLC	9,224,308
842,150	Daily Mail & General Trust PLC, Class A	13,397,240
510,700	Diageo PLC, Sponsored ADR	16,917,040
4,732,160	G4S PLC	20,573,929
711,273	GlaxoSmithKline PLC	18,984,324
2,318,084	HSBC Holdings PLC	25,431,853
384,575	Imperial Tobacco Group PLC	14,892,036
146,400	Pearson PLC	3,251,609
264,615	Provident Financial PLC	7,117,525
24,458	Tesco PLC	135,444

		137,453,531

	United States—17.9%
100,700	Automatic Data Processing, Inc.	8,137,567
1,174,255	Cisco Systems, Inc.	26,362,025
221,100	ConocoPhillips	15,620,715
247,700	Emerson Electric Company	17,383,586
313,625	Johnson & Johnson	28,724,914
50,970	Lockheed Martin Corporation	7,577,200
111,405	Philip Morris International, Inc.	9,706,718
270,500	Sysco Corporation	9,765,050
304,900	Wells Fargo & Company	13,842,460

		137,120,235

	TOTAL COMMON STOCKS (Cost $486,246,071)	663,840,676

	REGISTERED INVESTMENT COMPANY—12.6%
96,519,865	Dreyfus Government Prime Cash Management (Cost $96,519,865)	96,519,865

Face Value

	U.S. TREASURY BILL—0.8%
$6,000,000	0.077%(a) due 06/12/14 (Cost $5,997,921)	5,998,590

TOTAL INVESTMENTS (Cost $588,763,857)	99.8%	766,359,131
OTHER ASSETS AND LIABILITIES (Net)	0.2	1,726,681

NET ASSETS	100.0%	$768,085,812

(a)		Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

December 31, 2013 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	14.5%
Energy	11.7
Banks	10.5
Insurance	9.9
Capital Goods	9.7
Media	6.0
Food	5.1
Tobacco	4.4
Technology Hardware & Equipment	3.4
Commercial Services & Supplies	2.7
Materials	2.2
Beverage	2.2
Food & Staples Retailing	2.1
Software & Services	1.1
Diversified Financials	0.9

Total Common Stocks	86.4
Registered Investment Company	12.6
U.S. Treasury Bill	0.8
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

Portfolio Composition

December 31, 2013 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of the Funds’ shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value the Funds’ assets carried at fair value as of December 31, 2013. See each Funds’ respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Switzerland	$1,199,660,448	$1,199,170,202	$—	$490,246
All Other Countries	4,952,762,550	4,952,762,550
Preferred Stocks	12,923,128	12,923,128	—	—
Registered Investment Company	1,118,800,343	1,118,800,343	—	—
U.S. Treasury Bill	124,978,250	—	124,978,250	—

Total Investments in Securities	7,409,124,719	7,283,656,223	124,978,250	490,246
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	36,727,078	—	36,727,078	—
Liability
Unrealized depreciation of forward exchange contracts	(84,777,379)	—	(84,777,379)	—

Total	$7,361,074,418	$7,283,656,223	$76,927,949	$490,246

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

	Global Value Fund II – Currency Unhedged
	Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$407,158,415	$407,158,415	$—	$—

	Value Fund
	Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$559,880,211	$559,880,211	$—	$—
Registered Investment Company	52,120,816	52,120,816	—	—
U.S. Treasury Bill	13,996,710	—	13,996,710	—

Total Investments in Securities	625,997,737	612,001,027	13,996,710	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	715,517	—	715,517	—
Liability
Unrealized depreciation of forward exchange contracts	(4,509,012)	—	(4,509,012)	—

Total	$622,204,242	$612,001,027	$10,203,215	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$663,840,676	$663,840,676	$—	$—
Registered Investment Company	96,519,865	96,519,865	—	—
U.S. Treasury Bills	5,998,590	—	5,998,590	—

Total	$766,359,131	$760,360,541	$5,998,590	$—

The following is a reconciliation of the Global Value Fund’s Level 3 investment. The Level 3 security listed below was fair valued pursuant to the Funds’ fair value procedures. It is a low volume security and its market price was determined based on a review of various market quotes. Transfers in and out of Level 3 are recognized at the end of the reporting period.

Equity Securities
Balance as of March 31, 2013	$479,434
Change in unrealized appreciation (depreciation)	10,812

Balance as of December 31, 2013	$490,246

Transfers between Level 1 and Level 2 are recognized at the end of the reporting period. As of December 31, 2013, a security with an end of period value of $142,604 held by Global Value Fund II – Currency Unhedged was transferred from Level 2 into Level 1, due to active trading volume.

Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation (depreciation) of securities. All other unrealized gains and losses, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation (depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss.

When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers, which may be deemed “affiliated companies”, owned by the Global Value Fund, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2013:

Shares Held at 3/31/13	Name of Issuer	Value at 3/31/13	Purchase Cost	Sales Proceeds	Value at 12/31/13	Shares Held at 12/31/13
218,165	Coltene Holding AG	$10,528,687	$—	$—	$11,247,389	218,165
53,473	Phoenix Mecano AG	26,653,209	—	—	32,768,634	53,473
185,918	PubliGroupe SA, Registered	28,213,123	—	—	18,668,103	185,918
248,117	Siegfried Holding AG	32,359,100	—	—	45,084,283	248,117
4,795,392	SOL SpA	28,313,232	—	—	37,499,104	4,795,392
		$126,067,351	$—	$—	$145,267,513

2. Tax Information

As of December 31, 2013, the aggregate cost for federal tax purposes was as follows:

Global Value Fund	$4,715,264,508
Global Value Fund II – Currency Unhedged	$330,904,135
Value Fund	$370,851,955
Worldwide High Dividend Yield Value Fund	$588,763,857

The aggregate gross unrealized appreciation/(depreciation) and net unrealized appreciation as computed on a federal income tax basis at December 31, 2013 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,724,673,961	$(30,813,750)	$2,693,860,211
Global Value Fund II – Currency Unhedged	78,625,185	(2,370,905)	76,254,280
Value Fund	256,903,983	(1,758,201)	255,145,782
Worldwide High Dividend Yield Value Fund	181,582,822	(3,987,548)	177,595,274

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	February 27, 2014

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.
Robert Q. Wyckoff, Jr., Treasurer (principal financial officer)

Date	February 27, 2014

* Print the name and title of each signing officer under his or her signature.